INCOME TAXES - Components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Current income tax benefit (expense)	$ 1	$ 74	$ (729)
Deferred income tax expense	229
Total income tax benefit (expense)	$ 228	$ (74)	$ 729